UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Schedule of Portfolio Investments	Alpine Global Premier Properties Fund

July 31, 2012 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (101.3%)

Australia (1.6%)
FKP Property Group	5,000,000	$1,970,438
Goodman Group	2,000,000	7,902,771

		9,873,209

Brazil (18.8%)
Aliansce Shopping Centers SA	1,091,210	10,106,952
BHG SA-Brazil Hospitality Group *	835,619	7,914,974
BR Malls Participacoes SA	1,355,473	15,822,230
BR Properties SA	1,008,449	11,761,629
Cyrela Commercial Properties SA Empreendimentos e Participacoes	477,310	6,265,684
Direcional Engenharia SA	1,697,302	8,067,403
Iguatemi Empresa de Shopping Centers SA	590,538	12,636,683
JHSF Participacoes SA	1,500,000	4,501,757
MRV Engenharia e Participacoes SA	1,585,206	8,625,340
Multiplan Empreendimentos Imobiliarios SA	840,000	21,241,851
PDG Realty SA Empreendimentos e Participacoes	4,691,837	7,807,517
Rossi Residencial SA	1,000,609	2,270,560

		117,022,580

Chile (0.7%)
Parque Arauco SA	2,378,557	4,508,295

China (3.4%)
CapitaRetail China Trust	5,414,000	6,243,242
China State Construction International Holdings, Ltd.	2,057,143	2,146,090
Evergrande Real Estate Group, Ltd.	6,475,000	3,022,618
Franshion Properties China, Ltd.	17,185,760	5,274,493
Guangzhou R&F Properties Co., Ltd.	3,500,000	4,490,825

		21,177,268

France (4.7%)
Accor SA	350,526	11,672,785
ICADE	25,341	1,944,357
Kaufman & Broad SA *	50,644	891,067
Mercialys SA	190,496	3,763,071
Nexity SA	358,719	8,518,398
Unibail-Rodamco SE	15,000	2,886,518

		29,676,196

Germany (1.5%)
Alstria Office REIT-AG	169,197	1,883,404
DIC Asset AG	464,626	3,887,395
Prime Office REIT AG	634,845	2,729,990
Treveria PLC *	11,057,500	794,541

		9,295,330

Hong Kong (0.4%)
Mandarin Oriental International, Ltd.	1,606,000	2,248,400
The Hongkong & Shanghai Hotels, Ltd.	110,562	140,578

		2,388,978

India (0.9%)
Hirco PLC *	2,434,368	1,660,275
Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	150,000	494,111
Unitech Corporate Parks PLC *	1,695,400	913,734
Yatra Capital, Ltd. *	666,500	2,480,686

		5,548,806

Japan (5.1%)
Aeon Mall Co., Ltd.	122,800	2,962,919
Daito Trust Construction Co., Ltd.	40,000	3,865,600
Frontier Real Estate Investment Corp.	357	2,919,974

Japan Prime Realty Investment Corp.	600	1,564,416
Kenedix, Inc. *	24,000	3,213,312
Mitsubishi Estate Co., Ltd.	250,000	4,531,200
Mitsui Fudosan Co., Ltd.	220,000	4,297,216
Nomura Real Estate Holdings, Inc.	200,000	3,740,160
Sumitomo Realty & Development Co., Ltd.	200,000	5,048,320

		32,143,117

Malaysia (0.2%)
IHH Healthcare BHD *	1,500,000	1,533,791

Mexico (0.5%)
Corp. GEO SAB de CV-Series B *	600,000	630,748
Corp. Inmobiliaria Vesta SAB de CV *	1,800,000	2,571,718

		3,202,466

Norway (0.3%)
Norwegian Property ASA	1,251,949	1,759,257

Philippines (2.3%)
Ayala Land, Inc.	3,510,000	1,837,190
SM Prime Holdings, Inc.	37,530,625	12,568,646

		14,405,836

Russia (0.2%)
RGI International, Ltd. *	702,461	1,123,938

Singapore (9.8%)
ARA Asset Management, Ltd. (1)	21,782,640	24,418,823
Ascott Residence Trust	6,710,582	6,605,965
Banyan Tree Holdings, Ltd. *	8,655,400	4,034,179
CapitaCommercial Trust	4,766,300	5,132,467
CapitaMalls Asia, Ltd.	2,500,000	3,274,670
Global Logistic Properties, Ltd.	6,594,924	11,924,284
Parkway Life REIT	3,503,000	5,517,422

		60,907,810

Sweden (3.5%)
JM AB	639,945	12,162,498
NCC AB-B Shares	245,000	4,604,119
Skanska AB-B Shares	350,000	5,295,817

		22,062,434

Thailand (3.2%)
Central Pattana PCL (2)	5,155,000	8,026,533
Minor International PCL (2)	16,148,980	8,056,530
SC Asset Corp. PCL (2)	8,063,800	3,869,189

		19,952,252

Turkey (1.1%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,075,152	6,758,009

United Kingdom (8.3%)
Great Portland Estates PLC	1,110,478	7,479,608
Hammerson PLC	1,100,000	7,986,786
London & Stamford Property PLC	2,353,223	4,246,616
LXB Retail Properties PLC *	3,210,000	5,586,407
Metric Property Investments PLC	2,416,063	3,219,821
Regus PLC	9,585,015	13,788,070
Segro PLC	1,000,000	3,711,102
Songbird Estates PLC *	3,442,069	5,531,565

		51,549,975

United States (34.8%)
AG Mortgage Investment Trust, Inc.	210,000	4,739,700
Alexander’s, Inc.	12,535	5,355,829
Alexandria Real Estate Equities, Inc.	68,739	5,050,942
American Capital Agency Corp.	594,970	20,907,246
American Capital Mortgage Investment Corp.	230,000	5,646,500
Apollo Residential Mortgage, Inc.	100,400	2,011,012

Brookfield Asset Management, Inc.-Class A	120,000	4,057,200
Brookfield Office Properties, Inc.	626,485	10,694,099
CBL & Associates Properties, Inc.	504,353	9,950,885
Chatham Lodging Trust	159,942	2,199,202
Colony Financial, Inc.	965,507	17,717,053
DiamondRock Hospitality Co.	381,974	3,613,474
Digital Realty Trust, Inc.	95,748	7,475,046
Excel Trust, Inc.	198,529	2,429,995
Host Hotels & Resorts, Inc.	410,569	6,027,153
Invesco Mortgage Capital, Inc.	880,000	17,415,200
Jones Lang LaSalle, Inc.	50,000	3,334,500
MFA Financial, Inc.	1,882,000	15,206,560
Ocwen Financial Corp. *	352,375	6,962,930
ProLogis, Inc.	273,572	8,844,583
Simon Property Group, Inc.	145,742	23,390,134
Starwood Hotels & Resorts Worldwide, Inc.	210,000	11,371,500
Starwood Property Trust, Inc.	502,500	11,185,650
Two Harbors Investment Corp.	996,931	11,434,799

		217,021,192

TOTAL COMMON STOCKS (Identified Cost $570,629,111)		631,910,739

RIGHTS (0.0%) (3)

Brazil (0.0%) (3)
PDG Realty SA Empreendimentos e Participacoes, expires 8/15/12 at 4.00 (Brazilian Real) *	823,970	16,084

TOTAL RIGHTS (Identified Cost $0)		16,084

WARRANTS (0.0%) (3)

Thailand (0.0%) (3)
Minor International PCL, expires 10/12/31 at 13.00 (Thailand Baht)*	2,377,180	305,173
TOTAL WARRANTS (Identified Cost $0)		305,173

EQUITY-LINKED STRUCTURED NOTES (0.5%)

India (0.5%)
Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc. *	850,000	2,799,964
TOTAL EQUITY-LINKED STRUCTURED NOTES (Identified Cost $2,800,155)		2,799,964

TOTAL INVESTMENTS (Identified Cost $573,429,266) - (101.8%)(4)		635,031,960

LIABILITIES IN EXCESS OF OTHER ASSETS - (-1.8%)		(11,428,279)

NET ASSETS (100.0%)		$623,603,681

* Non-income producing security.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of July 31, 2012, securities restricted under Rule 144A had a total value of $24,418,823 which comprised 3.9% of the Fund’s net assets.

(2) Illiquid security.
(3) Less than 0.05% of Net Assets.
(4) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of the term corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
BHD-Malaysian equivalent to incorporated.
PCL-Public Company Limited
PLC-Public Limited Company

REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Alpine Global Premier Properties Fund
July 31, 2012 (Unaudited)

1. ORGANIZATION:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on February 13, 2007, and had no operating history prior to April 20, 2007 (Inception Date). The Board of Trustees authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time), the security will be priced at a fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources

Alpine Global Premier Properties Fund
July 31, 2012 (Unaudited)

independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 –	Quoted prices in active markets for identical investments.

Level 2 –	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

	Valuation Inputs
Investments in Securities at Value*	Level 1 **	Level 2 **	Level 3***	Total Value
Common Stocks
Australia	$9,873,209	$-	$-	$9,873,209
Brazil	117,022,580	-	-	117,022,580
Chile	4,508,295	-	-	4,508,295
China	21,177,268	-	-	21,177,268
France	29,676,196	-	-	29,676,196
Germany	9,295,330	-	-	9,295,330
Hong Kong	2,388,978	-	-	2,388,978
India	5,054,695	494,111	-	5,548,806
Japan	32,143,117	-	-	32,143,117
Malaysia	1,533,791	-	-	1,533,791
Mexico	3,202,466	-	-	3,202,466
Norway	1,759,257	-	-	1,759,257
Philippines	14,405,836	-	-	14,405,836
Russia	1,123,938	-	-	1,123,938
Singapore	60,907,810	-	-	60,907,810
Sweden	22,062,434	-	-	22,062,434
Thailand	-	19,952,252	-	19,952,252
Turkey	6,758,009	-	-	6,758,009
United Kingdom	51,549,975	-	-	51,549,975
United States	217,021,192	-	-	217,021,192
Rights	-	16,084	-	16,084
Warrants	305,173	-	-	305,173
Equity-Linked Structured Notes	-	2,799,964	-	2,799,964

Total	$611,769,549	$23,262,411	$-	$635,031,960

*	For detailed country descriptions, see accompanying Schedule of Portfolio Investments
**

During the period ended July 31, 2012 there were significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates its NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfers between Level 1 and Level 2 within the fair value hierarchy for the period ended July 31, 2012.

***	During the period ended July 31, 2012, the Fund did not hold any Level 3 securities.

Alpine Global Premier Properties Fund
July 31, 2012 (Unaudited)

Federal and Other Income Taxes: It is the Fund’s policy to comply with federal income and excise tax requirements of the internal revenue code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders, in accordance with the timing requirement imposed by the Code. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file for claims on foreign taxes withheld.

As of July 31, 2012 the net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$147,787,256

Gross depreciation (excess of tax cost over value)	(86,184,562)

Net unrealized appreciation	$61,602,694

Cost of investments for income tax purposes	$573,429,266

Distributions to Shareholders: On July 5, 2011, the Trust, acting in accordance with an exemptive order received from the SEC and with approval of the Board, adopted a level distribution policy under which the Trust intends to make regular monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share. With this policy the Trust can now include long-term capital gains in its distribution as frequently as twelve times a year. The Board views approval of this policy as a potential means of further supporting the market price of the Trust through the payment of a steady and predictable level of cash distributions to shareholders.

The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain) and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The current monthly distribution rate is $0.05 per share. The Board continues to evaluate its monthly distribution policy in the light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases,

Alpine Global Premier Properties Fund
July 31, 2012 (Unaudited)

equity linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund did not hold forward currency contracts as of July 31, 2012.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2012

By:	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr.
Chief Financial Officer (Principal
Financial Officer)

Date:	September 28, 2012

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.